Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2020
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a) International Business Operating segment

During September 2015, the Board of subsidiary Saenz Briones & Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the Real Estate Broker.

b) Wine Operating segment

In 2015, the Board of subsidiary Viña Valles de Chile S.A. (legal and continuing successor of Viña Misiones de Rengo S.A. after the merge performed on June 1, 2013) authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región.
On
 December 21, 2020 the Administration has signed a sale contract and has an active plan for the sale of these assets. Due to the aforementioned these assets were classified as Non-current assets classified as held for sale by an amount of ThCh$ 1,770,547 considering all the requirements stablished by IFRS 5.

As described in
Note 2 - Summary of significant accounting policies, 2.18
, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale on December 31, 2020:

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Land	1,752,783	228,181
Constructions	359,414	144,985
Machinery	9,130	9,972
Total	2,121,327	383,138